Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of June 30,
	2025	2024
Raw materials	$495,126	$548,774
Work in progress	304,049	362,789
Finished goods	214,128	755,159
Total inventories	$1,013,303	$1,666,722